SUBSEQUENT EVENTS (Narrative) (Details) - USD ($)	1 Months Ended
	Apr. 15, 2024	Feb. 28, 2024	Feb. 26, 2024
Kadimastem [Member] | Loan Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Loan		$ 650,000
Borrowings, interest rate		9.00%
Percentage of proceeds derived from any operation sale		10.00%
Kadimastem [Member] | Loan Agreement [Member] | First Installments [Member]
Disclosure of non-adjusting events after reporting period [line items]
Loan		$ 300,000
Kadimastem [Member] | Loan Agreement [Member] | Second Installments [Member]
Disclosure of non-adjusting events after reporting period [line items]
Loan		$ 350,000
Subsequent Event [Member] | Potential Reverse Merger With Kadimastem [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interests held by non-controlling interests		12.00%
Subsequent Event [Member] | Oranim Pharm [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate	15.00%
Subsequent Event [Member] | Kadimastem [Member] | Potential Reverse Merger With Kadimastem [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of issued and outstanding shares held		88.00%
Subsequent Event [Member] | Imc Holdings Ltd [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of issued and outstanding shares held			74.00%
Failure to meet remaining payments will result in transfer of IMC Holdings Ltd. shares	51.00%